Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000073498
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class AAA
C000002843
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class C
C000002844
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class I
C000002841
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,952	$ 24,599	$ 22,334	$ 26,156	$ 18,302	$ 16,682	$ 14,591	$ 13,592	$ 10,994	$ 10,520
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,952	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,952	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,952	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,778	10,685	10,607	12,633	12,694	11,855	10,527	10,776	10,664	10,172
MSCI USA Value Index
Account Value [Line Items]
Account Value	10,000	24,049	18,247	18,500	19,376	13,576	14,825	13,347	12,888	10,808	10,095
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,778	10,685	10,607	12,633	12,694	11,855	10,527	10,776	10,664	10,172
MSCI USA Value Index
Account Value [Line Items]
Account Value	10,000	24,049	18,247	18,500	19,376	13,576	14,825	13,347	12,888	10,808	10,095
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,778	10,685	10,607	12,633	12,694	11,855	10,527	10,776	10,664	10,172
MSCI USA Value Index
Account Value [Line Items]
Account Value	10,000	24,049	18,247	18,500	19,376	13,576	14,825	13,347	12,888	10,808	10,095
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	11,778	10,685	10,607	12,633	12,694	11,855	10,527	10,776	10,664	10,172
MSCI USA Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 24,049	$ 18,247	$ 18,500	$ 19,376	$ 13,576	$ 14,825	$ 13,347	$ 12,888	$ 10,808	$ 10,095